JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 97.7%
Argentina — 1.2%
MercadoLibre, Inc.*	599	678,104

Australia — 1.1%
IDP Education Ltd.	30,548	638,526

Canada — 4.1%
Canadian National Railway Co.	10,268	1,251,482
Shopify, Inc., Class A*	1,137	1,097,465

		2,348,947

China — 7.4%
JD.com, Inc., Class A*	50	1,895
Kingdee International Software Group Co. Ltd.*	237,000	543,048
Silergy Corp.	5,000	675,822
Tencent Holdings Ltd.	35,700	2,237,044
Wuxi Biologics Cayman, Inc.*(a)	76,500	766,742

		4,224,551

Denmark — 5.4%
Coloplast A/S, Class B	4,576	665,452
Genmab A/S*	1,972	671,525
Novo Nordisk A/S, Class B	17,485	1,739,203

		3,076,180

Finland — 1.3%
Kone OYJ, Class B	11,672	755,927

France — 6.8%
L’Oreal SA	3,696	1,578,734
LVMH Moet Hennessy Louis Vuitton SE	2,787	2,289,179

		3,867,913

Germany — 5.5%
adidas AG	4,024	1,104,255
Sartorius AG (Preference)	1,254	677,006
Symrise AG	6,283	750,815
Zalando SE*(a)	8,150	646,848

		3,178,924

Hong Kong — 6.0%
AIA Group Ltd.	133,400	1,392,671
Hong Kong Exchanges & Clearing Ltd.	21,400	1,221,420
JD.com cash in lieu of shares*	1,604	60,794
Techtronic Industries Co. Ltd.	47,000	775,505

		3,450,390

India — 1.3%
HDFC Bank Ltd., ADR	11,197	768,450

Indonesia — 1.5%
Bank Central Asia Tbk. PT	1,594,900	848,323

Japan — 10.8%
Daikin Industries Ltd.	4,600	965,743
Hoya Corp.	8,100	1,050,314
Keyence Corp.	2,900	1,487,476
Kyowa Kirin Co. Ltd.	23,400	583,240
Sony Group Corp.	13,100	1,465,477

Sysmex Corp.	6,500	618,741

		6,170,991

Netherlands — 7.6%
Adyen NV*(a)	526	1,070,356
Argenx SE*	2,116	566,224
Argenx SE*	405	106,515
ASML Holding NV	3,552	2,405,750
Pharvaris NV*	13,293	228,507

		4,377,352

Poland — 0.6%
InPost SA*	39,582	321,337

Singapore — 1.2%
DBS Group Holdings Ltd.	25,800	677,685

South Korea — 1.1%
Delivery Hero SE*(a)	7,979	615,899

Sweden — 3.3%
Assa Abloy AB, Class B	31,523	863,167
Atlas Copco AB, Class A	17,575	1,040,195

		1,903,362

Switzerland — 8.5%
Lonza Group AG (Registered)	1,578	1,087,939
Nestle SA (Registered)	17,802	2,298,921
Partners Group Holding AG	521	726,378
Straumann Holding AG (Registered)	444	735,746

		4,848,984

Taiwan — 7.4%
Sea Ltd., ADR*	5,436	817,085
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,989	3,432,291

		4,249,376

United Kingdom — 11.7%
Allfunds Group plc*	44,993	632,219
Diageo plc	32,228	1,626,270
Intertek Group plc	11,650	845,446
Linde plc	3,507	1,115,296
London Stock Exchange Group plc	7,653	749,332
Oxford Nanopore Technologies plc*	66,910	436,438
RELX plc	41,992	1,287,801

		6,692,802

United States — 3.9%
Cadence Design Systems, Inc.*	4,387	667,438
EPAM Systems, Inc.*	1,535	730,875
Unity Software, Inc.*	7,874	827,951

		2,226,264

TOTAL COMMON STOCKS (Cost $51,445,616)		55,920,287

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $1,333,240)	1,333,240	1,333,240

Total Investments — 100.0% (Cost $52,778,856)		57,253,527
Liabilities in Excess of Other Assets — 0.0%(d)		(13,625)

Net Assets — 100.0%		57,239,902

Percentages indicated are based on net assets.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.4%
Health Care Equipment & Supplies	6.5
Textiles, Apparel & Luxury Goods	5.9
Capital Markets	5.8
IT Services	5.1
Machinery	4.5
Pharmaceuticals	4.5
Food Products	4.0
Banks	4.0
Life Sciences Tools & Services	4.0
Interactive Media & Services	3.9
Professional Services	3.7
Software	3.6
Internet & Direct Marketing Retail	3.5
Chemicals	3.3
Building Products	3.2
Beverages	2.8
Personal Products	2.8
Electronic Equipment, Instruments & Components	2.6
Household Durables	2.6
Insurance	2.4
Biotechnology	2.3
Road & Rail	2.2
Entertainment	1.4
Diversified Consumer Services	1.1
Air Freight & Logistics	0.6
Short-Term Investments	2.3

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$678,104	$—	$—	$678,104
Australia	—	638,526	—	638,526
Canada	2,348,947	—	—	2,348,947
China	—	4,224,551	—	4,224,551
Denmark	—	3,076,180	—	3,076,180
Finland	—	755,927	—	755,927
France	—	3,867,913	—	3,867,913
Germany	—	3,178,924	—	3,178,924
Hong Kong	—	3,450,390	—	3,450,390
India	768,450	—	—	768,450
Indonesia	—	848,323	—	848,323
Japan	—	6,170,991	—	6,170,991
Netherlands	335,022	4,042,330	—	4,377,352
Poland	—	321,337	—	321,337
Singapore	—	677,685	—	677,685
South Korea	—	615,899	—	615,899
Sweden	—	1,903,362	—	1,903,362
Switzerland	—	4,848,984	—	4,848,984
Taiwan	4,249,376	—	—	4,249,376
United Kingdom	436,438	6,256,364	—	6,692,802
United States	2,226,264	—	—	2,226,264

Total Common Stocks	11,042,601	44,877,686	—	55,920,287

Short-Term Investments
Investment Companies	1,333,240	—	—	1,333,240

Total Investments in Securities	$12,375,841	$44,877,686	$—	$57,253,527

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$446,263	$4,034,429	$3,147,452	$—	$—	$1,333,240	1,333,240	$62	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.